Cover	Oct. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Blaize Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41139
Entity Tax Identification Number	86-2708752
Entity Address, Address Line One	2890 Zanker Road
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	916
Local Phone Number	347-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001871638
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BZAI
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BZAIW
Security Exchange Name	NASDAQ